SCHEDULE OF FINANCIAL INSTRUMENTS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 754,162	$ 1,030,336		$ 1,101,564
Cash and cash equivalents	3,438,038	4,697,047	$ 4,555,839	6,224,187	$ 1,579,718	$ 2,512,768
Financial assets at amortized cost		5,619,139		9,254,187	1,652,862
Trade and other payables		441,023		524,624
Lease liabilities		31,290		6,324	14,419
Warrant liabilities	$ 8,743	11,945		146,613
Financial liabilities at FVTPL		11,945		146,613	3,401,237
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		902,865		969,702	1,228,823
Convertible loans					3,401,237
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade and other payables		439,615		521,680	410,798
Lease liabilities		31,290		6,324	14,419
Borrowings		431,960		441,698	803,606
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		648,772		259,120	73,144
Cash and cash equivalents		$ 4,970,367		$ 8,995,067	$ 1,579,718